Financial Instruments - Summary of Cash Flow Hedges (Detail) - GBP (£) £ in Millions, U_pure in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (2,623)	£ (2,020)
€550m loan notes and €550m interest rate swaps maturing 2020 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (494)	(489)
Fixed Rate	250.00%
Floating Rate	LIBOR+1.1%
€500m bond and €500m interest rate swaps maturing 2021 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (449)	(444)
Fixed Rate	40.00%
Floating Rate	LIBOR+0.3%
$700m bond and $700m interest rate swaps maturing 2023 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (549)	0
Fixed Rate	350.00%
Floating Rate	LIBOR+0.8%
€500m bond and €500m interest rate swaps maturing 2024 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (449)	(444)
Fixed Rate	100.00%
Floating Rate	LIBOR+0.7%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (525)	(495)
Fixed Rate	130.00%
Floating Rate	LIBOR+1.3%
$200m bond and $200m interest rate swaps maturing 2027 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (157)	£ (148)
Fixed Rate	720.00%
Floating Rate	LIBOR+5.8%